Vinson & Elkins L.L.P.

666 Fifth Avenue, 26th Floor

New York, NY 10103

August 16, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE, Room 1580,

Washington, D.C. 20549

Re: Registration Statement on Form S-1

Ladies and Gentlemen:

We are transmitting via electronic transmission for filing under the Securities Act of 1933 (the “Securities Act”), the Registration Statement on Form S-1 (the “Registration Statement”) relating to the initial public offering of common units representing limited partner interests in Boardwalk Pipeline Partners, LP, a Delaware limited partnership.

The amount of $40,606.50 was transmitted by wire transfer of same-day funds on August 15, 2005 to the Securities and Exchange Commission’s account at Mellon Bank.

Please contact me or my colleague, E. Ramey Layne, at 212-237-0000 if you require further information or have any questions. Thank you.

Very truly yours,

/s/ Michael Swidler